Stock Compensation Expense	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Stock Compensation Expense [Abstract]
Stock Compensation Expense

Note 13. Stock Compensation Expense

The Company accounts for stock-based compensation under ASC 718. Stock-based compensation expense for the nine months ended December 31, 2025 and 2024, was $36,015 and $36,469, respectively, related to stock options and other awards. Stock-based compensation expense for the three months ended December 31, 2025 and 2024, was $14,164 and $9,714, respectively.

During the nine months ended December 31, 2025, the Company did not grant any options under the 2025 Long Term Incentive Plan. No other material grants, exercises, or forfeitures occurred in this period.

As of December 31, 2025, total unrecognized compensation cost for non-vested stock options was $34,558, expected to be recognized over a weighted-average period of 13 months.

Between October 9, 2025 and December 15, 2025, the Company issued 2,146,250 restricted stock units to employees, executives, and directors under the 2025 Omnibus Incentive Plan. The Company accounts for restricted stock units under ASC 718. Stock-based compensation expense related to shares issued under this plan for the three and nine months ended December 31, 2025 and 2024, was $3,210 and $0, respectively. As of December 31, 2025 the restricted stock units have an unrecognized expense totaling $3,559,565, and a weighted average period remaining of 40 months. The Company expects this expense to be included in the Consolidated Statement of Operations over the four years following the Listing Date.

Note 13. Stock Compensation Expense

The Company accounts for stock-based compensation under the provisions of Topic 718, Compensation — Stock Compensation, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and non-employee officers based on estimated fair values as of the date of grant. Compensation expense is recognized on a straight-line basis over the requisite service period.

As mentioned in Note 11, the Company has a stock-based employee compensation plan, the Long Term Incentive Plan (the “Plan”), for which 2,500,000 shares of common stock were reserved for issuance under the Plan. Awards granted under the Plan typically expire ten years after the grant date. The Plan expired on April 6, 2024; however, 583,728 issued awards remained outstanding as of March 31, 2025.

On January 22, 2025, the Company adopted a new Long Term Incentive Plan (the “2025 Plan”), providing for the issuance of up to 1,850,000 shares of Common Stock of the Company upon the exercise of options or the issuance of restricted stock awards under the 2025 Plan. The Company approved the issuance of option grants to employees of the Company under the 2025 Plan totaling 1,635,000 optioned shares as of March 31, 2025.

Incentive Stock Options (“ISOs”) are granted to certain employees of the Company from time to time. As of March 31, 2025 and 2024, 1,590,823 and 1,515,823 ISO options were granted since inception, respectively.

As of March 31, 2025 and 2024, respectively, 159,258 and 430,508 ISO options were vested. As of March 31, 2025 and 2024, respectively, 1,255,940 and 885,315 ISO options were forfeited. As of March 31, 2025 and 2024, respectively, 95,625 and no ISO options were expired.

The Board of Directors of the Company granted three non-qualified stock options (“NQSOs”) for a total of 1,182,030 shares, with an exercise price of $0.11 per share, to certain independent contractors and advisors of the Company in a previous year. These NQSOs expired during the fiscal year ended March 31, 2025. During the fiscal year ended March 31, 2025, the Board of Directors of the Company granted two NQSOs for a total of 1,540,000 shares, with an exercise price of $1.66 per share, to certain independent contractors and advisors of the Company.

From time to time, the Company grants NQSOs to various other non-employees with exercise prices based on current stock valuations. As of March 31, 2025 and 2024, 3,254,000 and 1,714,000 total NQSO options had been granted since inception, respectively, and 1,910,303 and 1,501,500, respectively, NQSO options were vested. As of March 31, 2025 and 2024, 112,500 NQSO options were forfeited. As of March 31, 2025 and 2024, respectively, 1,182,030 and no NQSO options were expired.

Compensation expense pertaining to ISOs of $24,545 and $29,800, and compensation expense pertaining to NQSOs of $1,188,650 and $10,998 was recorded for the fiscal years ended March 31, 2025 and 2024, respectively, in general and administrative expenses in the consolidated statements of operations.

Total compensation cost related to non-vested awards not yet recognized as of March 31, 2025 and 2024, was $65,902 and $32,560, respectively, and will be recognized over a weighted-average period of approximately 20 months.

The amount of future stock option compensation expense could be affected by any future option grants or by option holders leaving the Company before their grants are fully vested or exercised.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of the Company’s common stock, and for stock options, the expected life of the option, and expected stock price volatility. The Company used the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The expected life of stock options was estimated using the “simplified method,” which is the midpoint between the vesting date and the end of the contractual term, as the Company has limited historical information to develop reasonable expectations about future exercise patterns and employment duration for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of options grants. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option. The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts are recognized as an adjustment in the period in which estimates are revised.

The assumptions utilized in determining the fair value of option grants during the fiscal years ended March 31, 2025 and 2024, are as follows:

	2025	2024
Exercise Price – ISOs	1.66	N/A
Exercise Price – NQSOs	1.66	N/A
Dividend Yield	0.00%	N/A
Volatility	80.00%	N/A
Risk-free Rate – ISOs	4.36%	N/A
Risk-free Rate – NQSOs	4.36%	N/A
Years to Expiration – ISOs	5	N/A
Years to Expiration – NQSOs	5	N/A

Vesting generally occurs over a period of three to four years for employees and two to three years for non-employee consultants. A summary of information related to stock options for the years ended March 31, 2025 and 2024, is as follows:

	2025		2024
	Shares	Price	Shares	Price
Outstanding – Beginning of Period	2,232,008	$0.33	2,267,008	$0.31
Granted	1,635,000	1.66	—	—
Exercised	—	—	—	—
Forfeited	(370,625)	0.55	(35,000)	0.65
Expired	(1,277,655)	0.11	—	—
Outstanding – End of Period	2,218,728	$1.40	2,232,008	$0.33
Exercisable at End of Period	2,069,561	$1.42	1,932,008	$0.28
Weighted average duration to expiration of outstanding options at period-end (years)	8.3		2.3
Weighted average grant date fair value	$0.76		$0.30

The total intrinsic value of the stock options at March 31, 2025 and 2024, respectively, is $580,843 and $2,974,353.

As mentioned in Note 11, the Company awarded 2,750,000 shares of Common Stock to an advisor on November 29, 2023. The shares were legally transferred on the grant date, and the award agreement included a repurchase right allowing the Company to repurchase the shares at par value if the award recipient failed to fulfill its obligations following the Company’s achievement of certain presale order targets by March 31, 2024. Although the Company met the presale targets, the recipient did not fulfill its obligations as set forth in a Memorandum of Understanding between the parties, including the execution of a strategic partnership with regards to the operation of Virtuix in India. In accordance with ASC 718, the Company recorded stock compensation expense of $4,647,500, based on the grant-date fair value of $1.69 per share, in the year ended March 31, 2024.

The Company exercised its repurchase right by providing notice and paying the par value on April 1, 2024. As a result, 2,750,000 shares were returned and recorded as Treasury Stock in the amount of $2,750.

On April 5, 2024, the Company reissued the repurchased shares held in Treasury Stock to a different advisor, in exchange for strategic advisory services, under a new award agreement with no repurchase contingencies. Stock compensation expense related to this new award was $4,647,500 for the year ended March 31, 2025, based on the same fair value per share. The Company relieved Treasury Stock of $2,750, recording the remaining $4,644,750 to additional paid-in capital. The advisor receiving the award was appointed to the Company’s Board of Directors on the same date.